Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Basic and Diluted	$ (3.72)	$ (6.30)	$ (5.40)
Weighted average number of ordinary shares outstanding: Basic and Diluted	14,122,993	11,163,577	7,399,468